Summary of Significant Accounting Policies - Schedule of Company’s Revenue by Revenue Categories (Details)	6 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)
Schedule of Company’s Revenue by Revenue Categories [Line Items]
Revenues	$ 3,734,033	$ 2,935,791	$ 4,961,318
Total revenue	3,734,033	2,935,791	4,961,318
New Construction [Member]
Schedule of Company’s Revenue by Revenue Categories [Line Items]
Revenues	2,466,676	1,939,363	4,734,096
Reconstruction [Member]
Schedule of Company’s Revenue by Revenue Categories [Line Items]
Revenues	466,166	366,512
A&A [Member]
Schedule of Company’s Revenue by Revenue Categories [Line Items]
Revenues	719,903	566,006	227,222
Other general contracting services [Member]
Schedule of Company’s Revenue by Revenue Categories [Line Items]
Revenues	$ 81,288	$ 63,910